LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.18%
Australia–1.36%
Aurizon Holdings Ltd.	7,279,769	$15,366,303
		15,366,303
Austria–1.36%
ANDRITZ AG	218,181	15,343,717
		15,343,717
Finland–1.33%
UPM-Kymmene OYJ	550,427	15,037,753
		15,037,753
France–15.28%
Bouygues SA	622,825	28,020,661
Capgemini SE	200,416	29,071,134
Carrefour SA	1,016,917	15,395,496
Kering SA	47,071	15,614,769
Pernod Ricard SA	263,023	25,797,347
Sanofi SA	329,753	30,410,376
Vinci SA	206,458	28,590,154
		172,899,937
Germany–9.60%
Allianz SE	88,937	37,318,473
Deutsche Post AG	581,994	25,924,039
Evonik Industries AG	893,439	15,492,883
Merck KGaA	232,792	29,913,736
		108,649,131
Hong Kong–5.81%
AIA Group Ltd.	2,310,600	22,164,919
CK Hutchison Holdings Ltd.	3,710,000	24,433,143
Jardine Matheson Holdings Ltd.	303,100	19,095,300
		65,693,362
Italy–6.99%
Enel SpA	3,968,223	37,578,646
Eni SpA	503,926	8,795,240
Snam SpA	5,448,908	32,741,351
		79,115,237
Japan–24.70%
FUJIFILM Holdings Corp.	1,181,200	29,401,205
Fujitsu Ltd.	1,082,700	25,507,163
Hitachi Ltd.	156,700	4,164,256
Honda Motor Co. Ltd.	1,442,200	14,930,576
KDDI Corp.	1,347,200	21,503,639
Komatsu Ltd.	414,200	14,452,257
Minebea Mitsumi, Inc.	1,025,400	19,341,741
Mitsubishi Electric Corp.	662,800	17,044,517
NTT, Inc.	14,193,600	14,847,685
Panasonic Holdings Corp.	2,518,300	27,416,323
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	472,800	$17,344,153
Shin-Etsu Chemical Co. Ltd.	24,000	787,585
Sompo Holdings, Inc.	496,500	15,359,823
†Sony Financial Group, Inc.	1,140,200	1,264,447
Sony Group Corp.	1,140,200	32,837,081
Toyota Industries Corp.	206,900	23,280,360
		279,482,811
Netherlands–1.84%
Koninklijke Philips NV	769,102	20,804,307
		20,804,307
Singapore–2.86%
United Overseas Bank Ltd.	1,207,181	32,361,192
		32,361,192
Spain–3.44%
Banco Santander SA	3,735,987	38,923,476
		38,923,476
Switzerland–4.75%
Nestle SA	415,452	38,134,637
Roche Holding AG	47,974	15,662,889
		53,797,526
United Kingdom–19.86%
Associated British Foods PLC	1,066,074	29,406,466
BP PLC	3,007,490	17,220,616
British American Tobacco PLC	469,405	24,917,511
GSK PLC	1,589,734	33,663,320
Imperial Brands PLC	250,665	10,646,225
Lloyds Banking Group PLC	34,511,563	38,904,703
Shell PLC	554,811	19,747,257
SSE PLC	1,479,442	34,650,639
WPP PLC	3,156,742	15,614,952
		224,771,689
Total Common Stock (Cost $841,048,940)		1,122,246,441

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	1,124,489	1,124,489
Total Money Market Fund (Cost $1,124,489)		1,124,489

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.28% (Cost $842,173,429)	$1,123,370,930
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.72%	8,096,711
NET ASSETS APPLICABLE TO 54,594,442 SHARES OUTSTANDING–100.00%	$1,131,467,641

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Mondrian International Value Fund–2